Segments	12 Months Ended
Dec. 31, 2020
Segments
Segments

NOTE D. SEGMENTS

In the first quarter of 2020, the company realigned offerings and the related management system to reflect divestitures completed in the second half of 2019 and tighter integration of certain industry-related consulting services. Accordingly, the company updated its Cloud & Cognitive Software segment, Global Business Services segment and the Other–divested businesses category in the first quarter of 2020 and recast the related historical information for consistency with the go-forward performance. Total recast revenue for full-year 2019 and 2018 was approximately $0.3 billion and $0.4 billion, respectively. There was no change to the Global Technology Services, Systems or Global Financing segments, and there was no impact to IBM’s consolidated results.

The following table displays the segment updates:

Management System Change	Resulting Segment Implications
Divestitures of IBM's Risk Analytics and Regulatory Offerings and Sales Performance Management Offerings	- Cloud & Cognitive Software (Cognitive Applications)
+ Other—divested businesses

Realignment of certain industry-related consulting offerings to the Global Business Services segment	- Cloud & Cognitive Software (Cognitive Applications)
+ Global Business Services (Consulting)

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Global Technology Services in outsourcing arrangements are primarily sourced internally from the Systems segment, and software is primarily sourced internally through the Cloud & Cognitive Software and Systems segments. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods due to the company’s January 2020 segment changes. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

In the fourth quarter of 2020, the company recorded a charge of $2.0 billion in selling, general and administrative expense in the Consolidated Income Statement for severance and employee related benefits in accordance with the accounting guidance for ongoing benefit arrangements. The impact to pre-tax income from continuing operations by segment was as follows: Cloud & Cognitive Software ($0.6 billion), Global Business Services ($0.4 billion), Global Technology Services ($0.9 billion), Systems ($0.2 billion) and the impact to Global Financing was not material.

Management System Segment View

($ in millions)
	Cloud &		Global		Global
	Cognitive		Business		Technology		Global	Total
For the year ended December 31:	Software		Services		Services	Systems	Financing	Segments
2020
External revenue	$23,376		$16,162		$25,812	$6,978	$1,123	$73,451
Internal revenue	3,169		193		1,226	824	894	6,306
Total revenue	$26,545		$16,355		$27,039	$7,802	$2,017	$79,758
Pre-tax income from continuing operationsÈ	$6,362		$1,351		$117	$449	$761	$9,040
Revenue year-to-year change	3.2%		(4.2)%		(5.2)%	(6.3)%	(23.4)%	(3.1)%
Pre-tax income year-to-year change	(18.5)%		(16.8)%		(92.9)%	(36.0)%	(27.8)%	(29.6)%
Pre-tax income margin	24.0%		8.3%		0.4%	5.8%	37.7%	11.3%

2019
External revenue	$22,891	*	$16,798	*	$27,361	$7,604	$1,400	$76,054	*
Internal revenue	2,827		278		1,157	726	1,232	6,220
Total revenue	$25,718	*	$17,076	*	$28,518	$8,330	$2,632	$82,274	*
Pre-tax income from continuing operations	$7,811	*	$1,623	*	$1,645	$701	$1,055	$12,835	*
Revenue year-to-year change	2.7	%*	(0.3)	%*	(5.0)%	(5.9)%	(17.8)%	(2.3)	%*
Pre-tax income year-to-year change	(12.4)	%*	1.3	%*	(7.6)%	(22.4)%	(22.5)%	(11.9)	%*
Pre-tax income margin	30.4	%*	9.5	%*	5.8%	8.4%	40.1%	15.6	%*

2018
External revenue	$21,857	*	$16,795	*	$29,146	$8,034	$1,590	$77,421	*
Internal revenue	3,190		326		872	815	1,610	6,813
Total revenue	$25,047	*	$17,121	*	$30,018	$8,848	$3,200	$84,235	*
Pre-tax income from continuing operations	$8,914	*	$1,602	*	$1,781	$904	$1,361	$14,562	*
Revenue year-to-year change	2.0	%*	3.0	%*	0.5%	(1.1)%	1.0%	1.3	%*
Pre-tax income year-to-year change	10.0	%*	26.2	%*	(32.0)%	(19.9)%	6.5%	1.2	%*
Pre-tax income margin	35.6	%*	9.4	%*	5.9%	10.2%	42.5%	17.3	%*

È Includes the impact of a $2.0 billion pre-tax charge for structural actions in the fourth quarter of 2020.

* Recast to conform to 2020 presentation.

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2020	2019		2018
Revenue
Total reportable segments	$79,758	$82,274	*	$84,235	*
Other—divested businesses	37	930	*	1,961	*
Other revenue	132	162		207
Elimination of internal transactions	(6,306)	(6,220)		(6,813)
Total IBM consolidated revenue	$73,620	$77,147		$79,591

* Recast to conform to 2020 presentation.

($ in millions)
For the year ended December 31:	2020		2019		2018
Pre-tax income from continuing operations
Total reportable segments	$9,040	È	$12,835	*	$14,562	*
Amortization of acquired intangible assets	(1,858)		(1,298)		(809)
Acquisition-related charges	(13)		(423)		(16)
Non-operating retirement-related (costs)/income	(1,123)		(615)		(1,572)
Spin-off-related charges	(28)		—		—
Elimination of internal transactions	(381)		(290)		(725)
Other—divested businesses	(9)		574	*	287	*
Unallocated corporate amounts	(990)		(617)		(385)
Total pre-tax income from continuing operations	$4,637	È	$10,166		$11,342

È Includes the impact of a $2.0 billion pre-tax charge for structural actions in the fourth quarter of 2020.

* Recast to conform to 2020 presentation.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Cloud & Cognitive Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Global Business Services assets are primarily goodwill and accounts receivable. Global Technology Services assets are primarily goodwill, plant, property and equipment, including the assets associated with the outsourcing business, accounts receivable and acquired intangible assets. Systems assets are primarily goodwill, manufacturing inventory, and plant, property and equipment. Global Financing assets are primarily financing receivables, cash and marketable securities, and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 28, as well as the income from investment in cash and marketable securities.

Management System Segment View

($ in millions)
	Cloud &		Global		Global
	Cognitive		Business		Technology		Global	Total
For the year ended December 31:	Software		Services		Services	Systems	Financing	Segments
2020
Assets	$58,752		$10,290		$21,971	$4,620	$25,075	$120,708
Depreciation/amortization of intangibles**	1,168		180		2,605	343	119	4,415
Capital expenditures/investments in intangibles	548		28		2,039	249	41	2,906
Interest income	—		—		—	—	1,058	1,058
Interest expense	—		—		—	—	307	307

2019
Assets	$58,342	*	$10,136	*	$22,436	$4,590	$29,568	$125,072	*
Depreciation/amortization of intangibles**	1,089	*	167	*	2,601	350	186	4,392
Capital expenditures/investments in intangibles	517	*	47	*	1,575	305	57	2,501
Interest income	—		—		—	—	1,490	1,490
Interest expense	—		—		—	—	512	512

2018
Assets	$28,502	*	$8,443	*	$17,624	$4,030	$41,320	$99,920	*
Depreciation/amortization of intangibles**	1,051	*	108	*	2,359	315	229	4,063
Capital expenditures/investments in intangibles	468	*	58	*	2,569	241	274	3,610
Interest income	—		—		—	—	1,647	1,647
Interest expense	—		—		—	—	515	515

*	Recast to conform to 2020 presentation.
**	Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliations of IBM as Reported

($ in millions)
At December 31:	2020	2019		2018
Assets
Total reportable segments	$120,708	$125,072	*	$99,920	*
Elimination of internal transactions	(4,685)	(4,317)		(7,143)
Other-divested businesses	218	1,906	*	2,702	*
Unallocated amounts
Cash and marketable securities	12,486	7,308		10,393
Notes and accounts receivable	1,589	1,488	*	1,597
Deferred tax assets	9,012	4,995		5,089
Plant, other property and equipment	2,206	2,262	*	2,463	*
Operating right-of-use assets**	3,409	3,530		—
Pension assets	7,610	6,865		4,666
Other	3,417	3,077	*	3,695	*
Total IBM consolidated assets	$155,971	$152,186		$123,382

*	Recast to conform to 2020 presentation.
**	Reflects the adoption of the FASB guidance on leases in 2019.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2020, 2019 or 2018.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)
For the year ended December 31:	2020	2019	2018
United States	$26,978	$28,395	$29,078
Japan	8,694	8,681	8,489
Other countries	37,949	40,071	42,024
Total IBM consolidated revenue	$73,620	$77,147	$79,591

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2020	2019	2018
United States	$4,410	$4,485	$4,585
Other countries	5,533	5,294	5,774
Total	$9,943	$9,778	$10,359

Operating Right-of-Use Assets–Net*

($ in millions)
At December 31:	2020	2019	2018
United States	$1,243	$1,386	$—
Japan	606	659	—
Other countries	2,836	2,951	—
Total	$4,686	$4,996	$—

* Reflects the adoption of the FASB guidance on leases in 2019.

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2020	2019		2018
Cloud & Cognitive Software
Software	$19,107	$18,649	*	$17,906	*
Services	4,159	4,076	*	3,795	*
Systems	110	166		156
Global Business Services
Services	$15,896	$16,527	*	$16,439	*
Software	180	156		151
Systems	86	115		206
Global Technology Services
Services	$19,632	$20,768		$22,222
Maintenance	4,815	5,183		5,484
Systems	967	1,072		1,069
Software	399	338		371
Systems
Servers	$3,466	$3,746		$3,996
Storage	1,801	1,920		2,114
Software	1,359	1,528		1,499
Services	351	410		425
Global Financing
Financing	$834	$1,120		$1,223
Used equipment sales	289	281		366

* Recast to conform to 2020 presentation.